Revenue (Details) - Schedule of Deferred Revenue - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Deferred Revenue [Abstract]
Balance, beginning of year	$ 311,516	$ 5,845	$ 100,271
Balance, end of year	1,104,229	311,516	5,845
Additions to prepayments received in the year	2,862,150	2,178,427	2,046,289
Customer fulfillments from accrual	$ (2,069,437)	$ (1,872,756)	$ (2,140,715)